Subsequent Events Subsequent Events (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			31 Months Ended			3 Months Ended			1 Months Ended	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Jackup [Member] ENSCO 69 and Wisconsin [Member]		Dec. 31, 2013 Jackup [Member] ENSCO 69 and Wisconsin [Member] Subsequent Event [Member]		Jun. 30, 2014 Jackup [Member] ENSCO 85 [Member]	Apr. 30, 2014 Jackup [Member] ENSCO 85 [Member] Subsequent Event [Member]	Jun. 30, 2014 Discontinued Operations [Member]
Subsequent Event [Line Items]
Net Cash Provided by (Used in) Discontinued Operations		$ 131.6	$ 173.1	$ (79.8)	$ 203.0 [1]			$ 32.2	[1]	$ 64.4	$ 64.4
Assets Held-for-sale, Long Lived						8.6	[1]
Impairment of Long-Lived Assets to be Disposed of												546.4
Asset Impairment Charges	$ 991.5

[1]	The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.